Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net Income (Loss)	$ 240,316	$ 229,201
Net cash provided by / (used in) operating activities	756,948	172,735
Net increase / (decrease) in cash and cash equivalents	675,323	(44,633)
Cash and cash equivalents, beginning of period	462,103	316,610	$ 316,610
Cash and cash equivalents, end of period	1,137,426	271,977	462,103	$ 316,610
Galaxy Digital Inc.
Operating activities
Net Income (Loss)			(2)	(2)
Net cash provided by / (used in) operating activities			(2)	(2)
Net increase / (decrease) in cash and cash equivalents			(2)	(2)
Cash and cash equivalents, beginning of period	$ 1	$ 3	3	5
Cash and cash equivalents, end of period			$ 1	$ 3